Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Central Index Key	dei_EntityCentralIndexKey	0000013386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 27, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)

SUPPLEMENT TO SUMMARY AND STATUTORY PROSPECTUS DATED JANUARY 31, 2011

The Federated Asset Allocation Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund, which will be distributed pro rata by Federated Balanced Allocation Fund to shareholders of its Class A Shares, Class B Shares and Class C Shares, respectively ("Acquired Fund Shareholders") in complete liquidation and termination of Federated Balanced Allocation Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for November 8, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to September 30, 2012, with respect to the Class A Shares, Class B Shares and Class C Shares of the Fund.

September 27, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ASSET ALLOCATION FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000013386_SupplementTextBlock

Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)

SUPPLEMENT TO SUMMARY AND STATUTORY PROSPECTUS DATED JANUARY 31, 2011

The Federated Asset Allocation Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund, which will be distributed pro rata by Federated Balanced Allocation Fund to shareholders of its Class A Shares, Class B Shares and Class C Shares, respectively ("Acquired Fund Shareholders") in complete liquidation and termination of Federated Balanced Allocation Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for November 8, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to September 30, 2012, with respect to the Class A Shares, Class B Shares and Class C Shares of the Fund.

September 27, 2011

FEDERATED ASSET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000013386_SupplementTextBlock

Federated Asset Allocation Fund

(formerly, Federated Stock and Bond Fund)

CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)

SUPPLEMENT TO SUMMARY AND STATUTORY PROSPECTUS DATED JANUARY 31, 2011

The Federated Asset Allocation Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all or substantially all of the assets of Federated Balanced Allocation Fund, a portfolio of Federated Managed Allocation Portfolios, in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund, which will be distributed pro rata by Federated Balanced Allocation Fund to shareholders of its Class A Shares, Class B Shares and Class C Shares, respectively ("Acquired Fund Shareholders") in complete liquidation and termination of Federated Balanced Allocation Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for November 8, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be deemed changed to September 30, 2012, with respect to the Class A Shares, Class B Shares and Class C Shares of the Fund.

September 27, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011